RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Years ended June 30,
Nature of transactions	2023	2024	2025
	S$	S$	S$
Premium Rich Engineering Pte. Ltd.(1)
Amount due from you (trade)	37,302	-	18,494
Amount due from you (non-trade)	3,402	-	-
Amount due to you (non-trade)	24,744	40,602	8,491
Sales during the year	532,704	209,202	204,297
Expenses charged to you	2,952	-	-
Rental income charged to you	4,950	900	-
Direct cost charged by you	42,124	102,866	165,140
Expenses charged by you	99,518	12,747	-
Deposit received from you	3,600	3,600	-
Advance paid from you (trade)	-	15,565	-

LRS-Premium Pte. Ltd. (2)
Amount due from you (non-trade)	272,096	-	-
Amount due to you (non-trade)	100,915	813,724	31,062
Prepayment to you	569,252	-	-
Deposit paid	878,000	778,000	-
Rental charged by you	622,915	1,149,996	958,330
Expense charged by you	205,984	456,477	456,711

Hing Fatt Building & Material Pte. Ltd. (3)
Amount due from you (trade)	7,003	31,975	4,878
Amount due from you (non-trade)	11,664	-	-
Amount due to you (non-trade)	90	-	-
Sales during the year	6,484	56,521	54,437
Rental charged to you	10,800	1,350	-
Expense charged by you	90	-	9,682

Team General Construction Pte. Ltd. (4)
Amount due from you (trade)	5,181	39,502	4,822
Amount due to you (non-trade)	65	-	-
Sales during the year	106,037	205,586	116,406
Expenses charged to you	47	2,100	-
Expense charged by you	385	-	257
Rental income charged to you	-	61,580	278,256

(1)	100% shares held by our Company’s Chief Executive Officer, Mr Gao

(2)	60% shares held by Mr Gao

(3)	100% shares held by Mr Gao

(4)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.